FAIR VALUE MEASUREMENTS (Schedule of consolidated financial instruments) (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Contingent Consideration [Member]
Net Investment Income [Line Items]
Carrying amount	$ 710,000	$ 4,284,221
Fair value	710,000	4,284,221
Convertible Notes Payable [Member]
Net Investment Income [Line Items]
Carrying amount	2,900,000	2,900,000
Fair value	2,755,000	2,900,000
Convertible Notes Payable At Fair Value [Member]
Net Investment Income [Line Items]
Carrying amount	466,255	998,135
Fair value	466,255	998,135
Warrantliability [Member]
Net Investment Income [Line Items]
Carrying amount	40,000	135,000
Fair value	40,000	135,000
Cash and Cash Equivalents [Member]
Net Investment Income [Line Items]
Carrying amount	7,185,628	7,688,743
Fair value	7,185,628	7,688,743
Restricted Cash [Member]
Net Investment Income [Line Items]
Carrying amount	541,883	541,883
Fair value	$ 541,883	$ 541,883